Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
SoEasy	An associate of Sohu
Jin Dian	A controlled company by a member of board

Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2013	2014	2015
Services provided by Sohu
Sales and marketing services provided by Sohu	$13,390	$10,401	$2,651
Interest expense on matching loans	—	—	1,234
Services provided to Sohu
Interest income on matching loans	$—	$—	$4,925

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2013	2014	2015
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$1,310	$—	$—

	For the year ended December 31, (in thousands)
Transactions with SoEasy	2013	2014	2015
Services provided by SoEasy
Interest expense on matching loans	$—	$—	$106

Services provided to SoEasy
Interest income on matching loans	$—	$—	$435

Due to Related Parties

	As of December 31, (in thousands)
	2014	2015
Due to Sohu (matching loans from Sohu)	$—	$171,234
Due to SoEasy (matching loans from SoEasy)	—	13,005

Due from and Prepayment to Related Parties

	As of December 31, (in thousands)
	2014	2015
Due from Sohu (matching loans)	$—	$161,834
Due from SoEasy (matching loans)	—	12,740